Revision of Previously Issued Financial Statements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Spartacus Acquisition Corp [Member]
Revision of Previously Issued Financial Statements [Line Items]
Revision of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

The Company previously accounted for its outstanding warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. An instrument would be considered indexed to an entity’s own stock if its settlement amount were equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or an instrument that includes variables that would be inputs to the fair value of a fixed-for-fixed forward or option on equity shares. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 19, 2020 (audited)
Warrant liability	$—	$20,037,500	$20,037,500
Class A common stock subject to possible redemption	192,286,166	(20,037,500)	172,248,666
Class A common stock	106	197	303
Additional paid-in-capital	5,002,442	604,409	5,606,851
Accumulated deficit	(3,122)	(604,606)	(607,728)
Balance sheet as of December 31, 2020 (audited)
Warrant liability	$—	$23,012,500	$23,012,500
Class A common stock subject to possible redemption	192,104,523	(23,012,491)	169,092,032
Class A common stock	107	227	334
Additional paid-in-capital	5,153,561	3,579,370	8,732,931
Accumulated deficit	(154,158)	(3,579,606)	(3,733,764)
Stockholders’ equity	5,000,010	(9)	5,000,001
Statement of operations for the period from August 20, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs	$183,140	$604,606	$787,746
Change in fair value of warrant liability	—	$(2,975,000)	$(2,975,000)
Net loss	(154,158)	(3,579,606)	(3,733,764)
Basic and diluted weighted-average shares outstanding, Class A common shares subject to possible redemption	9,670,943	(1,007,777)	8,663,166
Basic and diluted weighted-average shares outstanding, Class A and Class B common stock	5,538,847	1,007,777	6,546,624
Basic and diluted net loss per share	(0.03)	—	(0.57)
Statement of changes in stockholders’ equity for the period from August 10, 2020 (inception) through December 31, 2020
Class A common stock shares	1,073,446	2,267,240	3,340,686
Class A common stock amount	107	227	334
Additional paid-in-capital	5,153,561	3,579,370	8,732,931
Accumulated deficit	(154,158)	(3,579,606)	(3,733,764)
Total stockholders’ equity	5,000,010	(9)	5,000,001
Statement of cash flows for the period from August 10, 2020 (inception) to December 31, 2020
Net loss	$(154,158)	$(3,579,606)	$(3,733,764)
Change in fair value of warrant liability	—	2,975,000	2,975,000
Transaction costs allocated to warrant liability	—	604,606	604,606
Initial classification of warrant liability	—	20,037,500	20,037,500
Initial value of Class A common stock subject to possible redemption	192,286,166	(20,037,500)	172,248,666
Change in value of Class A common stock subject to possible redemption	(181,643)	3,338,277	3,156,634

Note 2 — Revision of Previously Issued Financial Statements

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain stockholders’ equity of at least $5,000,001 on the basis that the Company can only consummate its initial business combination if the Company has net tangible assets of at least $5,000,001.

Management has re-evaluated the Company’s application of ASC 480-10-99 to its accounting classification of public shares. Upon re-evaluation, management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible assets required by the Company to complete its initial business combination.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were not material to any previously presented financial statements and such previously presented financial statements could still be relied upon. However, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be revised to report all public shares as temporary equity. As such, the Company is revising in this quarterly report those periods presented herein that would have been impacted.

Impact of the Revision

The impact to the Company’s previously presented financial information contained in this report is presented below:

December 31, 2020 Balance Sheet and Statement of Changes in Stockholders’ Equity (Deficit)	As Previously Reported	Revision Adjustment	As Revised
Class A common stock, $0.0001 par value; stock subject to possible redemption	$169,092,032	$33,936,950	$203,028,982
Stockholders’ equity (deficit):
Class A common stock – $0.0001 par value	334	(334)	—
Additional paid-in capital	8,732,931	(8,732,931)	—
Accumulated deficit	(3,733,764)	(25,203,685)	(28,937,449)
Total stockholders’ equity (deficit)	$5,000,001	$(33,936,950)	$(28,936,949)
Class A common stock shares subject to possible redemption	16,659,314	3,340,686	20,000,000
Class A common stock	3,340,686	(3,340,686)	—
June 30, 2021 Statement of Changes in Stockholders’ Equity (Deficit)	As Previously Reported	Revision Adjustment	As Revised
Class A common stock – $0.0001 par value	379	(379)	—
Additional paid-in-capital	13,174,520	(13,174,520)	—
Accumulated deficit	(8,175,398)	(25,247,862)	(33,423,260)
Total stockholders’ equity (deficit)	$5,000,001	$(38,422,761)	$(33,422,760)
Class A common stock shares subject to possible redemption	16,214,818	3,785,182	20,000,000
Class A common stock	3,785,182	(3,785,182)	—